STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares shares
Options Outstanding
Number of Options | shares	1,588,143			1,588,143
Weighted Average Remaining Option Life	2 years 7 months 6 days
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 23.62			$ 18.14
Options Exercisable
Number Of options Exercisable (in shares) | shares	824,073			824,073
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 26.87			$ 20.64
Range of exercise prices $8.46 - $12.21 U.S.
Stock options outstanding and exercisable
Exercise price range, lower range limit			$ 8.46
Exercise price range, upper range limit			12.21
Options Outstanding
Number of Options | shares	278,373			278,373
Weighted Average Remaining Option Life	1 year 10 months 24 days
Weighted Average Exercise Price (in dollars per share)				$ 10.59
Options Exercisable
Number Of options Exercisable (in shares) | shares	201,595			201,595
Weighted Average Exercise Price (in dollars per share)				$ 10.74
Range of exercise prices $11.01 - $15.90 Cdn
Stock options outstanding and exercisable
Exercise price range, lower range limit		$ 11.01
Exercise price range, upper range limit		15.90
Options Outstanding
Weighted Average Exercise Price (in dollars per share)	$ 13.79
Options Exercisable
Weighted Average Exercise Price (in dollars per share)	$ 13.98
Range of exercise prices $12.22 - $13.02 U.S.
Stock options outstanding and exercisable
Exercise price range, lower range limit			12.22
Exercise price range, upper range limit			13.02
Options Outstanding
Number of Options | shares	356,236			356,236
Weighted Average Remaining Option Life	4 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)				$ 12.64
Options Exercisable
Number Of options Exercisable (in shares) | shares	0			0
Weighted Average Exercise Price (in dollars per share)				$ 0.00
Range of exercise prices $15.91 - $16.95 Cdn
Stock options outstanding and exercisable
Exercise price range, lower range limit		15.91
Exercise price range, upper range limit		16.95
Options Outstanding
Weighted Average Exercise Price (in dollars per share)	$ 16.45
Options Exercisable
Weighted Average Exercise Price (in dollars per share)	$ 0.00
Range of exercise prices $13.03 - $16.37 U.S.
Stock options outstanding and exercisable
Exercise price range, lower range limit			13.03
Exercise price range, upper range limit			16.37
Options Outstanding
Number of Options | shares	319,452			319,452
Weighted Average Remaining Option Life	3 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share)				$ 15.75
Options Exercisable
Number Of options Exercisable (in shares) | shares	139,133			139,133
Weighted Average Exercise Price (in dollars per share)				$ 15.90
Range of exercise prices $16.96 - $21.31 Cdn
Stock options outstanding and exercisable
Exercise price range, lower range limit		16.96
Exercise price range, upper range limit		21.31
Options Outstanding
Weighted Average Exercise Price (in dollars per share)	$ 20.50
Options Exercisable
Weighted Average Exercise Price (in dollars per share)	$ 20.70
Range of exercise prices $16.38 - $25.23 U.S.
Stock options outstanding and exercisable
Exercise price range, lower range limit			16.38
Exercise price range, upper range limit			25.23
Options Outstanding
Number of Options | shares	232,072			232,072
Weighted Average Remaining Option Life	2 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)				$ 23.48
Options Exercisable
Number Of options Exercisable (in shares) | shares	163,836			163,836
Weighted Average Exercise Price (in dollars per share)				$ 23.40
Range of exercise prices $21.32 - $32.85 Cdn
Stock options outstanding and exercisable
Exercise price range, lower range limit		21.32
Exercise price range, upper range limit		32.85
Options Outstanding
Weighted Average Exercise Price (in dollars per share)	$ 30.56
Options Exercisable
Weighted Average Exercise Price (in dollars per share)	$ 30.46
Range of exercise prices $25.24 - $32.29 U.S.
Stock options outstanding and exercisable
Exercise price range, lower range limit			25.24
Exercise price range, upper range limit			$ 32.29
Options Outstanding
Number of Options | shares	402,010			402,010
Weighted Average Remaining Option Life	1 year 6 months
Weighted Average Exercise Price (in dollars per share)				$ 27.07
Options Exercisable
Number Of options Exercisable (in shares) | shares	319,509			319,509
Weighted Average Exercise Price (in dollars per share)				$ 27.54
Range of exercise prices $32.86 - $42.03 Cdn
Stock options outstanding and exercisable
Exercise price range, lower range limit		32.86
Exercise price range, upper range limit		$ 42.03
Options Outstanding
Weighted Average Exercise Price (in dollars per share)	$ 35.24
Options Exercisable
Weighted Average Exercise Price (in dollars per share)	$ 35.85